Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Professional fees		$ 0	$ 85
Accrued board compensation	$ 0	209	181
Research and development		0	91
Deferred rent		0	10
Other accrued expenses	3	21	16
Total accrued expenses and other current liabilities	$ 3	$ 230	$ 383